Provision for credit losses	12 Months Ended
Dec. 31, 2019
Provision for credit losses
9 Provision for credit losses
in	2019	2018	2017
Provision for credit losses (CHF million)
Provision for loan losses	284	201	190
Provision for lending-related and other exposures	40	44	20
Provision for credit losses	324	245	210